Long-Term Loans Payable (Detail) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2011 Loans Payable, Due July 30, 2012 USD ($)	Dec. 31, 2011 Loans Payable, Due July 30, 2012 CNY	Dec. 31, 2011 Loans Payable, Due October 30, 2012 USD ($)	Dec. 31, 2011 Loans Payable, Due October 30, 2012 CNY	Dec. 31, 2011 Loans Payable, Due January 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due January 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due April 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due April 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due July 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due July 30, 2013 CNY	Dec. 31, 2011 Loans Payable, Due October 30, 2013 USD ($)	Dec. 31, 2011 Loans Payable, Due October 30, 2013 CNY
Long Term Debt Maturities Repayments Of Principal [Line Items]
Debt, maturity date			Jul. 30, 2012	Jul. 30, 2012	Oct. 30, 2012	Oct. 30, 2012	Jan. 30, 2013	Jan. 30, 2013	Apr. 30, 2013	Apr. 30, 2013	Jul. 30, 2013	Jul. 30, 2013	Oct. 30, 2013	Oct. 30, 2013
Long-term loans from bank ,principal amounts due at maturity dates	$ 22,244	140,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,654	23,000	$ 3,974	25,000